Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories
12.
Inventories

Inventories as of December 31, 2025 and 2024 consist of the following:

	December 31,
	2025	2024
EU Emissions Trading System allowances	2,450	612,165
Total	2,450	612,165

On September 15, 2020, the European Parliament voted to include greenhouse gas emissions from the maritime sector in the European Union’s carbon market, the EU Emissions Trading System. The Environment Council adopted a general approach on the proposal in June 2022. On December 18, 2022, the Environmental Council and European Parliament agreed to include maritime shipping emissions within the scope of the EU ETS on a gradual introduction of obligations for shipping companies to surrender allowances: 40% for verified emissions from 2024, 70% for 2025 and 100% for 2026. Shipping companies surrendered their first EU ETS allowances by September 30, 2025, for emissions reported in 2024. As of December 31, 2023, the Company had purchased EU ETS units for trading purposes, and by December 31, 2024, it had sold a portion of these EU ETS units, recognizing a total realized loss of $10,513 from the sales, presented under “(Gain)/ loss on inventories ” in the accompanying consolidated statement of operations. In addition, the Company recognized a noncash allowance of $91,243 on its remaining EU ETS units, to present them in their net realizable value, which is also presented under “(Gain)/ loss on inventories ” in the accompanying consolidated statement of operations for the year ended December 31, 2024. During 2025, the Company also purchased additional EU ETS units for trading purposes and, by December 31, 2025, had sold a portion of these units, recognizing a total gain of $305,600 from the sales, presented under “Gain on inventories” and “Gain on inventories, related parties” in the accompanying consolidated statement of operations for the year ended December 31, 2025.